Earnings per share	6 Months Ended
Sep. 30, 2020
Earnings per share
Earnings per share

6   Earnings per share

	Six months ended 30 September
	2020	2019
	Millions	Millions
Weighted average number of shares for basic earnings per share	29,535	29,410
Effect of dilutive potential shares: restricted shares and share options	75	—
Weighted average number of shares for diluted earnings per share	29,610	29,410

Earnings per share attributable to owners of the parent during the period
	Six months ended 30 September
	2020	2019
	€m	€m
Profit/(loss) for basic and diluted earnings per share	1,314	(2,128)

	eurocents	eurocents
Basic profit/(loss) per share	4.45	(7.24)
Diluted profit/(loss) per share	4.44	(7.24)